Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 1,604,466	$ 1,591,507
Accounts receivable, net	125,921	154,471
Investment tax credits receivable	141,031	293,806
Other tax credits	141,299	126,517
Prepaid expenses	3,016	22,345
Total Current Assets	2,015,733	2,188,646
Investments	188,661	198,037
Long term deposits	9,722	9,722
Intangible assets	16,453	24,615
Property and equipment, net	21,064	26,607
Total Assets	2,251,633	2,447,627
Current liabilities
Accounts payable	17,078	9,879
Accrued liabilities	57,928	66,591
Deferred revenue	220,302	217,065
Total current liabiliities	295,308	293,535
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December, 2013 and March 31, 2013.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2013 and March 31, 2013.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at December 31, 2013 and 135,460,867 shares as at March 31, 2013.	19,632,796	19,632,796
Additional paid-in capital	2,936,560	2,865,740
Accumulated deficit	(20,610,849)	(20,313,500)
Accumulated other comprehensive income	267,728	239,056
Total shareholders' equity	1,956,325	2,154,092
Total liability and equity	$ 2,251,633	$ 2,447,627